FINANCIAL INSTRUMENTS - Future Cash Outflows for Financial Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	$ 665
Interest	231
Long-term debt, including interest	896
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	41
Long-term debt, including interest	41
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	40
Long-term debt, including interest	40
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	40
Long-term debt, including interest	40
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	315
Interest	30
Long-term debt, including interest	345
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	0
Interest	20
Long-term debt, including interest	20
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Principal	350
Interest	60
Long-term debt, including interest	$ 410